Consolidated Statements Of Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax (expense) benefit from employee stock plans	$ 9	$ 25	$ 8
Pacific Gas And Electric Company [Member]
Tax (expense) benefit from employee stock plans	$ 5	$ 25	$ 10